Notes to income statement - Share-based compensation expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long Term Incentive Plan	€ 7,770	€ 3,575	€ 907
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long Term Incentive Plan	2,439	2,120	907
2016 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long Term Incentive Plan	3,592	1,455	0
2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long Term Incentive Plan	€ 1,739	€ 0	€ 0